UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment / /; Amendment Number:  _________________

      This Amendment (Check only one):          / /  is a restatement.
                                                / /  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Steel Partners II, L.P.
Address:         590 Madison Avenue, 32nd Floor
                 New York, New York 10022

Form 13F File Number: 28-10730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Warren G. Lichtenstein
Title:            Managing Member of General Partner
Phone:            212-758-3232

Signature, Place, and Date of Signing:

/s/ Warren G. Lichtenstein, Tokyo, Japan, May 16, 2005

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    1
                                              ----------------
Form 13F Information Table Entry Total:              48
                                              ----------------
Form 13F Information Table Value Total:        $741,809
                                              ----------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


       No.             Form 13F File Number              Name

       1               28-10766                          Warren G. Lichtenstein

                                                     FORM 13F INFORMATION TABLE

   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

AMERICAN INDEPENDENCE CORP   COM NEW   026760405     3737     283711  SH            OTHER          1         0        283711    0

ANGELICA CORP                COM       034663104    45221    1615050  SH            OTHER          1         0       1615050    0

BKF CAP GROUP INC            COM       05548G102    27351     683600  SH            OTHER          1         0        683600    0

BAIRNCO CORP                 COM       057097107    11578    1006800  SH            OTHER          1         0       1006800    0

BRINKS CO                    COM       109696104     9048     261500  SH            OTHER          1         0        261500    0

CALGON CARBON CORP           COM       129603106    17319    2028000  SH            OTHER          1         0       2028000    0

CENTRAL PKG CORP             COM       154785109     3721     216600  SH            OTHER          1         0        216600    0

CHEROKEE INTL CORP           COM       164450108      699     100000  SH            OTHER          1         0        100000    0

CONSECO INC                  COM NEW   208464883     4084     200000  SH            OTHER          1         0        200000    0

CONTINENTAL MATLS CORP       COM PAR
                             $0.25     211615307    10071     335700  SH            OTHER          1         0        335700    0

CORNELL COMPANIES INC        COM       219141108     4347     345000  SH            OTHER          1         0        345000    0

CRONOS GROUP S A             SHS       L20708100    18156    1440971  SH            OTHER          1         0       1440971    0

DCAP GROUP INC               COM       233065200      102      18181  SH            OTHER          1         0         18181    0

EARTHLINK INC                COM       270321102     4685     520600  SH            OTHER          1         0        520600    0

ENPRO INDS INC               COM       29355X107    47979    1744700  SH            OTHER          1         0       1744700    0

ENSTAR GROUP INC GA          COM       29358R107    11089     184815  SH            OTHER          1         0        184815    0




                             SDCV
EVANS & SUTHERLAND           6.000%
 COMPUTER                    3/0       299096AA5     2112    2934000  SH            OTHER          1         0       2934000    0

FAB INDS INC                 COM       302747100      158      39700  SH            OTHER          1         0         39700    0

GENCORP INC                  COM       368682100    79462    3973100  SH            OTHER          1         0       3973100    0

IKON OFFICE SOLUTIONS INC    COM       451713101    88981    8997100  SH            OTHER          1         0       8997100    0

INDEPENDENCE HLDG CO NEW     COM NEW   453440307     1951     108234  SH            OTHER          1         0        108234    0

IPASS INC                    COM       46261V108      201      32900  SH            OTHER          1         0         32900    0

LADENBURG THALMAN
 FIN SVCS I                  COM       50575Q102      640     940911  SH            OTHER          1         0        940911    0

LAYNE CHRISTENSEN CO         COM       521050104    24797    1435818  SH            OTHER          1         0       1435818    0

LUBRIZOL CORP                COM       549271104     8128     200000  SH            OTHER          1         0        200000    0

MYLAN LABS INC               COM       628530107    11518     650000  SH            OTHER          1         0        650000    0

NASHUA CORP                  COM       631226107     3920     451047  SH            OTHER          1         0        451047    0

NATHANS FAMOUS INC NEW       COM       632347100     8604    1018200  SH            OTHER          1         0       1018200    0

NAUGATUCK VY FINL CORP       COM       639067107      190      17751  SH            OTHER          1         0         17751    0

NETBANK INC                  COM       640933107     4664     550000  SH            OTHER          1         0        550000    0

NEW VY CORP                  COM PAR
                             $.01      649080504     7499    1104357  SH            OTHER          1         0       1104357    0







NOVOSTE CORP                 COM       67010C100     2068    2433207  SH            OTHER          1         0       2433207    0

P & F INDS INC               CL A NEW  692830508     5287     351085  SH            OTHER          1         0        351085    0

PENN ENGR & MFG CORP         CL A      707389102      221      12200  SH            OTHER          1         0         12200    0

REMEC INC                    COM       759543101     9877    1870684  SH            OTHER          1         0       1870684    0

RONSON CORP                  COM NEW   776338204      913     417230  SH            OTHER          1         0        417230    0

S L INDS INC                 COM       784413106    19811    1406050  SH            OTHER          1         0       1406050    0

SPX CORP                     COM       784635104    74320    1717200  SH            OTHER          1         0       1717200    0

STANDARD MTR PRODS INC       COM       853666105    10009     855498  SH            OTHER          1         0        855498    0

STRATEGIC DISTR INC          COM NEW   862701307     3763     289489  SH            OTHER          1         0        289489    0

STRATOS INTERNATIONAL INC    COM NEW   863100202     2890     664398  SH            OTHER          1         0        664398    0

TEMPLE INLAND INC            COM       879868107    32111     442600  SH            OTHER          1         0        442600    0

THOMAS INDS INC              COM       884425109     3131      79000  SH            OTHER          1         0         79000    0

TRANSTECHNOLOGY CORP DEL     COM       893889105      408      52700  SH            OTHER          1         0         52700    0

UNITED INDL CORP             COM       910671106    46860    1582050  SH            OTHER          1         0       1582050    0

WALTER INDS INC              COM       93317Q105    52958    1244600  SH            OTHER          1         0       1244600    0

WARWICK VALLEY TEL CO        COM       936750108     1606      74457  SH            OTHER          1         0         74457    0

WEBFINANCIAL CORP            COM       94767P100    13564    5949080  SH            OTHER          1         0       5949080    0

